Other Operating Expenses - Summary of Audit and Non-audit Services (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fees of Group's auditor
Audit fees		€ 21	€ 19	€ 18
Audit related fees		2	1	1
Total	[1]	€ 23	€ 20	€ 19

[1]	The Group’s auditors did not provide any non-audit services.